Customer deposits	12 Months Ended
Dec. 31, 2025
Disclosure Due To Banks And Customers [Line Items]
Disclosure of due to banks and customers [text block]
Note 14
Amounts due to banks and Customer deposits
Amounts due to banks and Customer deposits
USD m 31.12.25 31.12.24
Amounts due to banks
24,434 23,347
Customer deposits 788,367 745,777
of which: demand deposits 259,372 221,797
of which: retail savings / deposits 230,770 182,274
of which: sweep deposits 41,460 41,935
of which: time deposits
1
256,764 299,771
Total amounts due to banks and customer deposits 812,801 769,124
1 Includes customer deposits in UBS AG Jersey Branch and UBS AG Guernsey Branch placed by UBS Switzerland AG and UBS AG Swiss Branch on behalf of their clients.
Customer
deposits
increased,
mainly
reflecting
foreign
currency
effects.
This
was
partly
offset
by
net
new
deposit
outflows, which
mainly
reflected
maturities of
time deposits
that resulted
in a
shift of
funds from
time
deposits into
demand deposits and retail savings / deposits.